INVESTMENTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2025
Disclosure Of Subsidiaries [Abstract]
INVESTMENTS IN SUBSIDIARIES	INVESTMENTS IN SUBSIDIARIES
(a)    Investments in subsidiaries
The Company has investments in companies recognized as investments in subsidiaries. All the companies defined as subsidiaries have been consolidated within the financial statements of LATAM Airlines Group S.A. and Subsidiaries. The consolidation also includes special-purpose entities.
Detail of significant subsidiaries:

			Ownership
Name of significant subsidiary	Country of incorporation	Functional currency	As of December 31, 2025	As of December 31, 2024
			%	%
Latam Airlines Perú S.A.	Peru	US$	99.81000	99.81000
Lan Cargo S.A.	Chile	US$	99.89810	99.89810
Línea Aérea Carguera de Colombia S.A.	Colombia	US$	90.46000	90.46000
Transporte Aéreo S.A.	Chile	US$	100.00000	100.00000
Latam Airlines Ecuador S.A.	Ecuador	US$	100.00000	100.00000
Aerovías de Integración Regional S.A.	Colombia	COP	99.23168	99.23168
TAM Linhas aéreas S.A.	Brazil	BRL	100.00000	100.00000
ABSA Aerolimhas Brasileiras S.A.	Brazil	US$	100.00000	100.00000
Transportes Aéreos del Mercosur S.A.	Paraguay	PYG	94.98000	94.98000

The consolidated subsidiaries do not have significant restrictions for transferring funds to the parent company.
Summary financial information of significant subsidiaries

	Statement of financial position as of December 31, 2025						Statement of Income for the year ended December 31, 2025
Name of significant subsidiary	Total Assets	Current Assets	Non-current Assets	Total Liabilities	Current Liabilities	Non-current Liabilities	Revenue	Net Income/(loss)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Latam Airlines Perú S.A.	529,475	440,044	89,431	418,988	368,445	50,543	1,907,495	38,808
Lan Cargo S.A.	578,756	265,545	313,211	318,492	240,823	77,669	485,209	34,617
Línea Aérea Carguera de Colombia S.A.	264,677	125,232	139,445	125,058	125,024	34	266,636	26,728
Transporte Aéreo S.A.	234,376	18,502	215,874	141,333	116,085	25,248	100,743	(21,983)
Latam Airlines Ecuador S.A.	192,978	171,887	21,091	184,410	165,615	18,795	331,458	(1,414)
Aerovías de Integración Regional S.A.	269,540	250,548	18,992	268,593	259,002	9,591	664,969	(12,388)
TAM Linhas Aéreas S.A.	4,359,338	2,655,462	1,703,876	2,701,311	1,990,369	710,942	6,747,200	501,729
ABSA Aerolinhas Brasileiras S.A.	361,700	354,481	7,219	387,627	366,290	21,337	177,717	15,036
Transportes Aéreos del Mercosur S.A.	68,642	68,216	426	27,764	25,602	2,162	65,707	20,206

	Statement of financial position as of December 31, 2024						Statement of Income for the year ended December 31, 2024
Name of significant subsidiary	Total Assets	Current Assets	Non-current Assets	Total Liabilities	Current Liabilities	Non-current Liabilities	Revenue	Net Income/(loss)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Latam Airlines Perú S.A.	437,768	401,748	36,020	366,089	342,838	23,251	1,723,518	22,861
Lan Cargo S.A.	490,550	169,684	320,866	263,747	184,144	79,603	413,100	27,238
Línea Aérea Carguera de Colombia S.A.	208,805	83,783	125,022	95,915	95,684	231	255,867	6,011
Transporte Aéreo S.A.	238,354	15,080	223,274	121,609	92,234	29,375	84,885	(10,064)
Latam Airlines Ecuador S.A.	187,139	181,666	5,473	175,309	159,210	16,099	324,601	(9,358)
Aerovías de Integración Regional S.A.	207,096	198,118	8,978	198,165	193,842	4,323	546,752	(59,836)
TAM Linhas Aéreas S.A.	3,633,801	2,209,393	1,424,408	2,221,024	1,594,689	626,335	6,083,071	657,709
ABSA Aerolinhas Brasileiras S.A.	515,562	510,341	5,221	556,527	537,601	18,926	178,502	(2,163)
Transportes Aéreos del Mercosur S.A.	50,132	47,469	2,663	28,225	26,314	1,911	57,120	6,395
(b)Non-controlling interests

Equity	Tax No.	Country of origin	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024
			%	%	ThUS$	ThUS$
Latam Airlines Perú S.A.	Foreign	Peru	0.19000	0.19000	210	136
Aerovías de Integración Regional S.A.	Foreign	Colombia	0.77400	0.77400	(5,579)	(5,517)
Linea Aérea Carguera de Colombia S.A.	Foreign	Colombia	9.54000	9.54000	(5,298)	(7,848)
Transportes Aéreos del Mercosur S.A.	Foreign	Paraguay	5.02000	5.02000	2,052	1,100
Lan Cargo S.A. and Subsidiaries	93.383.000-4	Chile	0.10196	0.10196	223	191
Total					(8,392)	(11,938)

			For the year ended December 31,			For the year ended December 31,
Incomes	Tax No.	Country of origin	2025	2024	2023	2025	2024	2023
			%	%	%	ThUS$	ThUS$	ThUS$
Latam Airlines Perú S.A	Foreign	Peru	0.19000	0.19000	0.19000	74	43	(9)
Aerovías de Integración Regional S.A.	Foreign	Colombia	0.77400	0.77400	0.77400	(96)	(463)	(101)
Linea Aérea Carguera de Colombia S.A.	Foreign	Colombia	9.54000	9.54000	9.54000	2,550	573	(500)
Transportes Aéreos del Mercosur S.A.	Foreign	Paraguay	5.02000	5.02000	5.02000	1,014	321	304
Lan Cargo S.A. and Subsidiaries	93.383.000-4	Chile	0.10196	0.10196	0.10196	35	(1)	25
Total						3,577	473	(281)